FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

August 14, 2006
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $1,457,472 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/06                       Name of Reporting Manager:  Sandell Asset Management

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                                                                                                                 Item 8:
Item 1:                             Item 2 :     Item 3:     Item 4:    Item 5:        Item 6:   Item 7:  Voting Authority (Shares)
Name of Issuer                   Title of Class  CUSIP       Fair      Shares or      Investment Managers  (a)     (b)     (c)
                                                 Number      Market    Principal      Discretion   See    Sole    Shared    None
                                                             Value      Amount        Instr.V
                                                             (X$1000)

ALLEGHENY ENERGY INC             COM             017361-10-6   6,487     175,000 SH   SOLE                   175,000 -         -
AMERICAN AXLE & MANUFACTURING
     JAN 07 $17.50 CALL          COM             024061-10-3  11,549     675,000 CALL SOLE                   675,000 -         -
AMERICAN ORIENTAL BIOENGINEERING
     INC                         COM             028731-10-7   5,760   1,041,660 SH   SOLE                 1,041,660 -         -
AMERICAN RETIREMENT CORP         COM             028913-10-1  56,240   1,716,200 SH   SOLE                 1,716,200 -         -
AQUANTIVE INC                    COM             03839G-10-5   5,634     222,418 SH   SOLE                   222,418 -         -
ARRIS GROUP INC                  COM             04269Q-10-0   4,330     330,000 SH   SOLE                   330,000 -         -
BAKER HUGHES INC                 COM             057224-10-7     345       4,212 SH   SOLE                     4,212 -         -
CABLEVISION SYS CORP             CL A NY CABLVS  12686C-10-9   1,997      93,100 SH   SOLE                    93,100 -         -
CENTRAL EUROPEAN DIST CORP       COM             153435-10-2   3,019     120,000 SH   SOLE                   120,000 -         -
CHINA GRENTECH CORP LTD          ADR             16938P-10-7     768      72,000 SH   SOLE                    72,000 -         -
CISCO SYS INC                    COM             17275R-10-2   3,711     190,000 SH   SOLE                   190,000 -         -
CMS ENERGY CORP                  COM             125896-10-0   8,130     628,300 SH   SOLE                   628,300 -         -
COMPANHIA VALE DO RIO DOCE       SPON ADR PFD    204412-10-0  31,772   1,543,810 SH   SOLE                 1,543,810 -         -
COVANTA HLDG CORP                COM             22282E-10-2   2,648     150,000 SH   SOLE                   150,000 -         -
DENBURY RES INC                  COM NEW         247916-20-8   1,108      35,000 SH   SOLE                    35,000 -         -
DIGITAS INC                      COM             25388K-10-4   4,880     420,000 SH   SOLE                   420,000 -         -
DIRECTV GROUP INC                COM             25459L-10-6   4,125     250,000 SH   SOLE                   250,000 -         -
ECHOSTAR COMM CORP               CL A            278762-10-9   4,437     144,000 SH   SOLE                   144,000 -         -
EL PASO ELECTRIC CO              COM NEW         283677-85-4   3,945     195,700 SH   SOLE                   195,700 -         -
EMMIS COMMUNICATIONS CORP        CL A            291525-10-3   4,491     287,117 SH   SOLE                   287,117 -         -
ENCANA CORP                      COM             292505-10-4   3,685      70,000 SH   SOLE                    70,000 -         -
ENERGEN CORP                     COM             29265N-10-8  18,598     484,200 SH   SOLE                   484,200 -         -
ENVIROMENTAL POWER CORP          COM NEW         29406L-20-1     225      34,285 SH   SOLE                    34,285 -         -
EXPLORATION CO                   COM NEW         302133-20-2   2,538     238,100 SH   SOLE                   238,100 -         -
FRONTIER OIL CORP                COM             35914P-10-5   3,240     100,000 SH   SOLE                   100,000 -         -
GENCORP INC                      COM             368682-10-0  57,447   3,583,700 SH   SOLE                 3,583,700 -         -
GENCORP INC NOTE                 SDCV 2.250%11/1 368682-AK-6   1,930   2,000,000 NTS  SOLE                         - -         -
*HEINZ HJ CO                     COM             423074-10-3 221,821   5,381,400 SH   SHARED                       - 5,381,400 -
HELIX ENERGY SOLUTIONS GRP       COM             42330P-10-7  10,494     260,000 SH   SOLE                   260,000 -         -
HOLLIS-EDEN PHARMACEUTICALS      COM             435902-10-1   1,347     281,192 SH   SOLE                   281,192 -         -
HOUSTON EXPLORATION CO           COM             442120-10-1  53,945     881,600 SH   SOLE                   881,600 -         -
IHS INC                          CL A            451734-10-7   3,247     109,600 SH   SOLE                   109,600 -         -
KFX INC                          COM             48245L-10-7   4,706     308,000 SH   SOLE                   308,000 -         -
KINDRED HEALTHCARE INC           COM             494580-10-3  48,100   1,850,000 SH   SOLE                 1,850,000 -         -
LIBERTY MEDIA HLDG CORP          CAP COM SER A   53071M-30-2  26,819     320,148 SH   SOLE                   320,148 -         -
LIBERTY MEDIA HOLDING CORP       INT COM SER A   53071M-10-4  23,348   1,352,722 SH   SOLE                 1,352,722 -         -
MARATHON OIL CORP                COM             565849-10-6   7,580      91,000 SH   SOLE                    91,000 -         -
MIRANT CORP                      COM             60467R-10-0  22,382     835,142 SH   SOLE                   835,142 -         -
MONSTER WORLDWIDE INC            COM             611742-10-7   3,839      90,000 SH   SOLE                    90,000 -         -
MOTIVE INC                       COM             61980V-10-7     168      50,000 SH   SOLE                    50,000 -         -
NOBLE CORPORATION                SHS             G65422-10-0     186       2,496 SH   SOLE                     2,496 -         -
NRG ENERGY INC                   COM NEW         629377-50-8   6,852     142,212 SH   SOLE                   142,212 -         -
NS GROUP INC                     COM             628916-10-8  38,528     699,500 SH   SOLE                   699,500 -         -
NTL INC DEL                      COM             62941W-10-1     249      10,000 SH   SOLE                    10,000 -         -
ONEOK INC NEW                    COM             682680-10-3   5,957     175,000 SH   SOLE                   175,000 -         -
OSI RESTAURANT PARTNERS INC      COM             67104A-10-1  33,877     979,100 SH   SOLE                   979,100 -         -
PEP BOYS-MANNY MOE & JACK        COM             713278-10-9   9,013     768,400 SH   SOLE                   768,400 -         -
QUESTAR CORP                     COM             748356-10-2   6,842      85,000 SH   SOLE                    85,000 -         -
QUINTANA MARITIME LTD            SHS             Y7169G-10-9   4,926      53,333 SH   SOLE                    53,333 -         -
REMINGTON OIL & GAS CORP         COM             759594-30-2  52,218   1,170,883 SH   SOLE                 1,170,883 -         -
RETAIL VENTURES INC              COM             76128Y-10-2  16,760     940,518 SH   SOLE                   940,518 -         -
SCS TRANSN INC                   COM             81111T-10-2  13,765     500,000 SH   SOLE                   500,000 -         -
SIRIUS SATELLITE RADIO INC       COM             82966U-10-3   2,375     500,000 SH   SOLE                   500,000 -         -
SOUTHERN PERU COPPER CORP        COM             84265V-10-5   4,305      48,300 SH   SOLE                    48,300 -         -
SOUTHERN UNION CO                COM             844030-10-6 291,204  10,761,414 SH   SOLE                10,761,414 -         -
SPRINT NEXTEL CORP               COM FON         852061-10-0     800      40,000 SH   SOLE                    40,000 -         -
STAR MARITIME ACQUISITION CORP   COM             85516E-10-7   1,016     100,000 SH   SOLE                   100,000 -         -
STAR MARITIME ACQUISITION CORP
 WTS                             W EXP 12/15/200 85516E-11-5     103     100,000 WTS  SOLE                   100,000 -         -
SUNOCO INC                       COM             86764P-10-9   3,811      55,000 SH   SOLE                    55,000 -         -
TAM SA                           SP ADR REP PFD  87484D-10-3  22,133     813,700 SH   SOLE                   813,700 -         -
TELEFONOS DE MEXICO SA           SPON ADR ORD L  879403-78-0     562      27,000 SH   SOLE                    27,000 -         -
TIME WARNER TELECOM INC          CL A            887319-10-1   5,371     361,680 SH   SOLE                   361,680 -         -
TOREADOR RESOURCES CORP          COM             891050-10-6     675      24,000 SH   SOLE                    24,000 -         -
TRANSOCEAN INC                   ORD             G90078-10-9     382       4,758 SH   SOLE                     4,758 -         -
TXU CORP                         COM             873168-10-8   5,979     100,000 SH   SOLE                   100,000 -         -
VALERO ENERGY CORP NEW           COM             91913Y-10-0   2,661      40,000 SH   SOLE                    40,000 -         -
VASOGEN INC                      COM             92232F-10-3     713   1,501,769 SH   SOLE                 1,501,769 -         -
VIACOM INC                       CL B            92553P-20-1     717      20,000 SH   SOLE                    20,000 -         -
VIVENDI                          SPON ADR NEW    92851S-20-4   2,967      85,000 SH   SOLE                    85,000 -         -
WARNER MUSIC GROUP CORP          COM             934550-10-4   2,211      75,000 SH   SOLE                    75,000 -         -
*WENDYS INTL INC                 COM             950590-10-9 228,264   3,916,013 SH   SHARED                       - 3,916,013 -
WILLIAMS COS INC                 COM             969457-10-0   4,695     201,000 SH   SOLE                   201,000 -         -
XM SATELLITE RADIO HOLDINGS INC  CL A            983759-10-1   1,321      90,200 SH   SOLE                    90,200 -         -
YAHOO INC                        COM             984332-10-6   4,620     140,000 SH   SOLE                   140,000 -         -
ZIX CORP                         COM             98974P-10-0     579     689,154 SH   SOLE                   689,154 -         -



                                               Value Total $1,457,472

                                               Entry Total:        75



* Represents positions also reported on the 13F filed by Russell Peltz.

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